Submission	May 21, 2025
Submission [Line Items]
Central Index Key	0000037785
Registrant Name	FMC Corporation
Registration File Number	333-286896
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES